CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
CONCESSIONS PAYABLE
Summary of Concessions Payable
	12/31/2024	12/31/2023
Disputed lease and concession:
Rumo Malha Oeste S.A.	2,442,600	2,206,945
	2,442,600	2,206,945

Lease installment payments:
Rumo Malha Paulista S.A.	940,215	1,067,256
	940,215	1,067,256
Concessions:
Rumo Malha Sul S.A.	68,487	76,191
Rumo Malha Paulista S.A.	238,146	190,282
Rumo Malha Central S.A.	31,742	24,699
	338,375	291,172
Total	3,721,190	3,565,373
Current	166,273	250,971
Non-current	3,554,917	3,314,402
	3,721,190	3,565,373

Schedule of leases and grants related to concession payable

b)Leases and grants within the scope of IFRS 16

	12/31/2024	12/31/2023
Leases:
Rumo Malha Sul S.A.	309,269	452,701
Rumo Malha Paulista S.A.	363,588	422,173
Rumo Malha Oeste S.A.	82,331	131,038
	755,188	1,005,912
Grants:
Rumo Malha Paulista S.A. (renewal)	1,673,889	919,011
Rumo Malha Central S.A.	1,111,043	940,456
	2,784,932	1,859,467
Total	3,540,120	2,865,379
Current	547,492	358,464
Non-current	2,992,628	2,506,915
	3,540,120	2,865,379